Offerings	Feb. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value, by the Company
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 11,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,588.15
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of share splits, share dividends or similar transactions.

Includes Class A Ordinary Shares that may be purchased by the underwriters pursuant to their over-allotment option.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value, by the Selling Shareholder
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of share splits, share dividends or similar transactions.

Includes Class A Ordinary Shares registered for sale on this registration statement by the Selling Shareholder named in this registration statement.